8. STOCK WARRANTS (Tables)	6 Months Ended
Jun. 30, 2015
Quarterly Report
Stock Warrants
	Exercise Price per Share	Shares Under Warrants	Remaining Life in Years
Outstanding
	$0.001	3,113,659	2
	$0.4	4,000,000	2
	$0.5	100,000	5
	$0.6	50,000	5
	$1	866,000	3

Exercisable
	$0.001	3,113,659	2
	$0.4	4,000,000	2
	$0.5	100,000	5
	$0.6	50,000	5
	$1	866,000	3